FORM D

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL RECEIVED PROCESSING SECTION
APR 23 2007
WASH, D.C. 209

107 6015

07051909

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (✓ check if this is an amendment and name has changed, and indicate change.)
Utility Pipeline, Ltd. AFG-UPL II LLC Private Placement

Filing Under (Check box(es) that apply): __ Rule 504 __ Rule 505 _x_ Rule 506 _x_ Section 4(6) _x_ ULOE

Type of Filing: _x_ New Filing __ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (__ check if this is an amendment and name has changed, and indicate change.)
Utility Pipeline, Ltd.

Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code)
5900 Mayfair Road, N. Canton, Ohio 44720 | (330) 498-9130

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business
Arranges natural gas service for unserved markets

Type of Business Organization
☐ corporation ☐ limited partnership, already formed [x] other (please specify): limited liability company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month [1] Year [95] [x] Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [O H]

PROCESSED
MAY 03 2007
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been, made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. *Enter the information requested for the following:*

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- *Each general and managing partner of partnership issuers.*

Check Box(es) that Apply: ____ Promoter _x_ Beneficial Owner ____ Executive Officer ____ Director ____ Manager

Full Name (Last name first, if individual)

UPL Investors, LLC.

Business or Residence Address (Number and Street, City, State, Zip Code)
190 River Avenue, Suite 300, Holland, MI 49423

Check Box(es) that Apply: ____ Promoter _x_ Beneficial Owner ____ Executive Officer ____ Director _x_ Manager

ull Name (Last name first, if individual)

Eigel, James C.

usiness or Residence Address (Number and Street, City, State, Zip Code)
5900 Mayfair Road, N. Canton, Ohio 44720

Check Box(es) that Apply: ____ Promoter ____ Beneficial Owner _x_ Executive Officer ____ Director _x_ Manager

Full Name (Last name first, if individual)

Eigel, David J.

Business or Residence Address (Number and Street, City, State, Zip Code)
5900 Mayfair Road, N. Canton, Ohio 44720

Check Box(es) that Apply: ____ Promoter ____ Beneficial Owner _x_ Executive Officer ____ Director ____ Manager

ull Name (Last name first, if individual)

Nentzel, Robert J.

usiness or Residence Address (Number and Street, City, State, Zip Code)
900 Mayfair Road, N. Canton, Ohio 44720

Check Box(es) that Apply: ____ Promoter ____ Beneficial Owner _x_ Executive Officer ____ Director _x_ Manager

Full Name (Last name first, if individual)

Duckworth, Andrew

Business or Residence Address (Number and Street, City, State, Zip Code)

5900 Mayfair Road, N. Canton, Ohio 44720

heck Box(es) that Apply: ____ Promoter ____ Beneficial Owner ____ Executive Officer ____ Director _x_ Manager

ull Name (Last name first, if individual)

3oufis, Elias P.

usiness or Residence Address (Number and Street, City, State, Zip Code)

5900 Mayfair Road, N. Canton, Ohio 44720

Check Box(es) that Apply: ____ Promoter ____ Beneficial Owner ____ Executive Officer ____ Director _x_ Manager

Full Name (Last name first, if individual)

Schoolmeester, Paul

Business or Residence Address (Number and Street, City, State, Zip Code)

5900 Mayfair Road. N. Canton, Ohio 44720

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner ___ Executive Officer ___ Director x Manager

Full Name (Last name first, if individual)

Carl, James R.

Business or Residence Address (Number and Street, City, State, Zip Code)

5900 Mayfair Road, N. Canton, Ohio 44720

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner ___ Executive Officer ___ Director x Manager

ull Name (Last name first, if individual)

3rowne, James J.

usiness or Residence Address (Number and Street, City, State, Zip Code)

11 Camp Horne Road, Suite 100, Pittsburgh, PA 15237

Check Box(es) that Apply: ___ Promoter x Beneficial Owner ___ Executive Officer ___ Director ___ Manager

AFG-UPL LLC

Full Name (Last name first, if individual)

811 Camp Horne Road, Suite 100, Pittsburgh, PA 15237

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner ___ Executive Officer ___ Director ___ General and/or Managing Partner

ull Name (Last name first, if individual)

AFG-UPL II LLC

usiness or Residence Address (Number and Street, City, State, Zip Code)

311 Camp Horne Road, Suite 100, Pittsburgh, PA 15237

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner ___ Executive Officer ___ Director ___ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

heck Box(es) that Apply: ___ Promoter ___ Beneficial Owner ___ Executive Officer ___ Director ___ General and/or Managing Partner

ull Name (Last name first, if individual)

usiness or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ___ Promoter ___ Beneficial Owner ___ Executive Officer ___ Director ___ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	___	x

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ N/A

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	x	___

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Allegheny Investments, Ltd.
Full Name (Last name first, if individual)

811 Camp Home Road, Suite 100, Pittsburgh, PA 15237
Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ___ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[[OH]]	[OK]	[OR]	[[PA]]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ___ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ___ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." *If the transaction is an exchange offering,* check this box ___ and indicate in the columns below the amounts of the securities offered for exchange and *already exchanged.*

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
___ Common ___ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other: Class C Shares	$ 4,000,000	$ 4,000,000
Total	$ 4,000,000	$ 4,000,000

Answer also in Appendix, *Column 3, if filing under* ULOE.

2. *Enter the number of accredited* and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar *Amount of Purchases*
Accredited Investors	1	$ 4,000,000
Non-accredited Investors	N/A	$ N/A
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by *the issuer, to date, in offerings* of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	*Dollar Amount* Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. *Furnish* a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	___	$ 0
Printing and Engraving Costs	___	$ 0
Legal Fees	x	$ 10,000
Accounting Fees	___	$ 0
Engineering Fees	___	$ 0
Sales Commissions (specify finders' fees separately)	___	$ *
Other Expenses (identify) ___	___	$ 0
Total	x	$ 10,000

* Any remuneration paid to Allegheny Investments, Ltd. will be paid by the purchaser of the Class C shares.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 4,000,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments to Others
Salaries and fees		$ 0		$ 0
Purchases of real estate and other investments		$ 0		$ 0
Purchase, rental or leasing and installation of machinery and equipment		$ 0		$ 0
Construction or leasing of plant buildings and facilities		$ 0		$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)		$ 0		$ 0
Repayment of indebtedness		$ 0		$ 0
Working capital		$ 0		$ 0
Other (specify): Construction of natural gas systems or acquisition of existing natural		$ 0	x	$ 4,000,000
gas systems		$ 0		$ 0
		$ 0		$ 0
Column Totals		$ 0	X	$ 4,000,000
Total Payments Listed (column totals added)		X $ 4,000,000		

D. FEDERAL SIGNATURE

The issuer had duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Utility Pipeline, Ltd.	[signature]	4/19/07
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
David J. Eigel	President	

END

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001).